Classification and measurement of financial instruments - Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3 (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January	$ 4,092	$ 3,322
At 31 December	3,976	4,092
Included in net cash from operating activities	6
Included in net cash from investing activities	2	4
Change in fair value	27	(4)
At 31 December	(5,441)	(5,223)
Level 3 [member] | Equity securities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January	108	117
Additions	8	4
Acquisition of businesses	1
Disposals	(1)	(1)
Valuation losses recognised in other comprehensive income	12	(10)
Exchange and other adjustments	0	(2)
At 31 December	128	108
Level 3 [member] | Contingent purchase consideration [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Additions	0
Acquisition of businesses	(15)	(109)
Disposals	0
Contingent purchase consideration paid, included in net cash from investing activities		4
Included in net cash from operating activities	6
Included in net cash from investing activities	2
Change in fair value	27	(4)
Exchange and other adjustments	(2)	0
At 31 December	$ (91)	$ (109)